CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares:
Par value	$ 0.0001	$ 0.0001
Shares authorized	500,000,000	500,000,000
Shares issued	117,000,000	100,000,000
Shares outstanding	117,000,000	100,000,000
Restricted cash	$ 74,724
Prepaid expenses and other assets	38,093	$ 32,592
Loans at fair value	34,164
Accounts payable	695
Amounts due to related parties	566
Liabilities from risk reserve fund guarantee	84,354
Deferred revenue	18,139
Payable to the Fund at fair value	39,049
Accrued expenses and other liabilities	44,506	$ 28,813
Heng Cheng [Member]
Accounts payable	695
Amounts due to related parties	529
Liabilities from risk reserve fund guarantee	84,354
Deferred revenue	18,139
Accrued expenses and other liabilities	37,741	$ 28,813
Consolidated Trust [Member]
Restricted cash	4,745
Prepaid expenses and other assets	213
Loans at fair value	34,164
Payable to the Fund at fair value	39,049
Accrued expenses and other liabilities	$ 110